EVENTS AFTER THE REPORTING PERIOD (Details - Business Combinations, University of Antelope Valley) £ in Millions, $ in Millions	Apr. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Purchase consideration			$ 4.7	£ 3.6
Business Combinations | University of Antelope Valley
Disclosure of non-adjusting events after reporting period [line items]
Cash payments to acquire business		$ 7.0
Shares transferred as consideration		1.0
Consideration made up of shares		$ 6.0
Purchase consideration	$ 24.0